Schedule of Operating Lease Liability Maturity (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Remainder of fiscal year	$ 378,000
Year one	706,000	$ 833,562
Year two	556,000	769,663
Year three	386,000	621,298
Year four	300,000	413,364
Year five	222,000	248,123
Thereafter	367,000	567,519
Total lease payments	2,915,000	3,453,529
Less imputed interest	(731,000)	(874,234)
Present value of lease liabilities	2,184,000	2,579,295
Total lease payments	$ 2,915,000	$ 3,453,529